UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01570
Van Kampen Comstock Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Comstock Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.0%
Aluminum 1.0%
Alcoa, Inc.	8,966,800	$65,816,312

Asset Management & Custody Banks 3.3%
Bank of New York Mellon Corp.	7,893,928	223,003,466

Broadcasting & Cable TV 5.5%
Comcast Corp., Class A	20,512,850	279,795,274
Liberty Media Corp. — Entertainment, Class A (a)	4,372,540	87,232,173

		367,027,447

Broadcasting — Diversified 0.8%
Time Warner Cable, Inc.	2,184,740	54,181,552

Catalog Retail 0.3%
Liberty Media Corp. — Interactive, Class A (a)	7,444,275	21,588,398

Communications Equipment 1.7%
Cisco Systems, Inc. (a)	4,820,100	80,833,077
Ericsson, Class B — ADR (Sweden)	4,377,456	35,413,619

		116,246,696

Computer Hardware 4.2%
Dell, Inc. (a)	11,784,818	111,720,075
Hewlett-Packard Co.	2,052,400	65,799,944
IBM Corp.	1,061,900	102,887,491

		280,407,510

Data Processing & Outsourced Services 0.6%
Computer Sciences Corp. (a)	581,500	21,422,460
Western Union Co.	1,410,500	17,729,985

		39,152,445

Department Stores 1.3%
J.C. Penney Co., Inc.	2,147,600	43,102,332
Macy’s, Inc.	4,613,400	41,059,260

		84,161,592

Van Kampen Comstock Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks 1.6%
Barclays PLC — ADR (United Kingdom)	640,000	$5,440,000
U.S. Bancorp	2,315,400	33,827,994
Wells Fargo & Co.	4,839,800	68,918,752

		108,186,746

Diversified Chemicals 1.2%
Du Pont (E.I.) de Nemours & Co.	3,625,166	80,949,957

Drug Retail 1.2%
CVS Caremark Corp.	2,818,600	77,483,314

Electrical Components & Equipment 0.5%
Emerson Electric Co.	1,105,600	31,598,048

Electronic Equipment Manufacturers 0.2%
Cognex Corp.	1,223,187	16,329,546

Electronic Manufacturing Services 0.1%
Flextronics International Ltd. (Singapore) (a)	2,928,717	8,463,992

General Merchandise Stores 0.4%
Target Corp.	730,600	25,125,334

Health Care Distributors 1.9%
Cardinal Health, Inc.	4,087,500	128,674,500

Health Care Equipment 1.1%
Boston Scientific Corp. (a)	9,569,400	76,076,730

Home Improvement Retail 1.8%
Home Depot, Inc.	2,679,200	63,121,952
Lowe’s Cos., Inc.	3,028,900	55,277,425

		118,399,377

Household Products 0.3%
Kimberly-Clark Corp.	451,500	20,818,665

Van Kampen Comstock Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Hypermarkets & Super Centers 2.7%
Wal-Mart Stores, Inc.	3,518,900	$183,334,690

Industrial Conglomerates 1.0%
General Electric Co.	6,420,200	64,908,222

Integrated Oil & Gas 1.8%
BP PLC — ADR (United Kingdom)	836,000	33,523,600
ConocoPhillips	775,400	30,364,664
Total SA — ADR (France)	1,173,900	57,591,534

		121,479,798

Integrated Telecommunication Services 4.9%
AT&T, Inc.	4,969,150	125,222,580
Verizon Communications, Inc.	6,784,200	204,882,840

		330,105,420

Internet Software & Services 2.6%
eBay, Inc. (a)	11,605,600	145,766,336
Yahoo!, Inc. (a)	2,448,700	31,367,847

		177,134,183

Investment Banking & Brokerage 0.6%
Goldman Sachs Group, Inc.	360,200	38,188,404

Life & Health Insurance 1.8%
Aflac, Inc.	797,500	15,439,600
MetLife, Inc.	2,699,200	61,460,784
Torchmark Corp.	1,714,547	44,972,568

		121,872,952

Managed Health Care 1.1%
UnitedHealth Group, Inc.	1,586,000	33,194,980
WellPoint, Inc. (a)	979,400	37,187,818

		70,382,798

Movies & Entertainment 7.5%
News Corp., Class B	10,506,000	80,896,200
Time Warner, Inc.	8,703,791	167,983,166

Van Kampen Comstock Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Movies & Entertainment (continued)
Viacom, Inc., Class B (a)	14,341,750	$249,259,615

		498,138,981

Oil & Gas Equipment & Services 1.1%
Halliburton Co.	4,872,100	75,371,387

Other Diversified Financial Services 3.4%
Bank of America Corp.	10,326,465	70,426,491
JPMorgan Chase & Co.	5,831,300	154,995,954

		225,422,445

Packaged Foods & Meats 7.4%
Cadbury PLC — ADR (United Kingdom)	5,911,724	178,622,150
Kraft Foods, Inc., Class A	7,032,043	156,744,238
Sara Lee Corp.	4,241,200	34,268,896
Unilever NV (Netherlands)	6,305,500	123,587,800

		493,223,084

Paper Products 2.4%
International Paper Co.	22,390,350	157,628,064

Pharmaceuticals 12.6%
Abbott Laboratories	1,096,400	52,298,280
Bristol-Myers Squibb Co.	9,423,600	206,565,312
Eli Lilly & Co.	2,476,700	82,746,547
GlaxoSmithKline PLC — ADR (United Kingdom)	911,500	28,320,305
Pfizer, Inc.	9,528,900	129,783,618
Roche Holdings AG — ADR (Switzerland)	1,385,416	47,579,757
Schering-Plough Corp.	7,576,700	178,431,285
Wyeth	2,637,000	113,496,480

		839,221,584

Property & Casualty Insurance 8.4%
Berkshire Hathaway, Inc., Class A (a)	685	59,389,500
Berkshire Hathaway, Inc., Class B (a)	1,070	3,017,400
Chubb Corp.	8,112,440	343,318,461

Van Kampen Comstock Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Property & Casualty Insurance (continued)
Travelers Cos., Inc.	3,823,800	$155,399,232

		561,124,593

Regional Banks 0.8%
PNC Financial Services Group, Inc.	1,770,200	51,849,158

Semiconductor Equipment 0.7%
KLA-Tencor Corp.	2,282,200	45,644,000

Semiconductors 1.2%
Intel Corp.	5,530,092	83,227,885

Soft Drinks 2.6%
Coca-Cola Co.	2,867,800	126,039,810
Dr. Pepper Snapple Group, Inc. (a)	2,648,044	44,778,424

		170,818,234

Systems Software 0.7%
Microsoft Corp.	2,373,900	43,608,543

Tobacco 1.7%
Altria Group, Inc.	3,322,400	53,224,848
Philip Morris International, Inc.	1,716,000	61,055,280

		114,280,128

Total Long-Term Investments 96.0% (Cost $9,936,986,850)		6,410,656,180

Repurchase Agreements 2.1%
Banc of America Securities ($7,525,188 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $7,525,209)		7,525,188
Citigroup Global Markets, Inc. ($36,120,901 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $36,121,041)		36,120,901

Van Kampen Comstock Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
Citigroup Global Markets, Inc. ($75,251,876 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $75,252,148)	$75,251,876
JPMorgan Chase & Co. ($22,575,563 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $22,575,651)	22,575,563
State Street Bank & Trust Co. ($387,472 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $387,472)	387,472

Total Repurchase Agreements 2.1% (Cost $141,861,000)	141,861,000

Total Investments 98.1% (Cost $10,078,847,850)	6,552,517,180

Other Assets in Excess of Liabilities 1.9%	128,125,853

Net Assets 100.0%	$6,680,643,033

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen Comstock Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Level 1	— quoted prices in active markets for identical investments
Level 2	— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$6,184,454,273
Level 2 - Other Significant Observable Inputs	368,062,907
Level 3 - Significant Unobservable Inputs	-0-

Total	$6,552,517,180

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Comstock Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	May 19, 2009